HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Derivatives Designated and Not Designated as Hedges
Maximum length of time over which future cash flow exposures are hedged (in years)	3 years
Anticipated gains (losses) cash flow hedges, estimated reclassification to earnings during next twelve months	$ 241
Reclassification adjustments recognized in net income	(103)	$ (223)	$ (200)
Net Investment Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	13,280	12,587
Reclassification adjustments recognized in net income	3
Foreign currency contracts | Cash Flow Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	9,206	9,408
Foreign currency contracts | Net Investment Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	59	150
Currency Swap | Cash Flow Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	557	958
Commodity contracts | Cash Flow Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	58	54
Interest Rate Swap | Fair Value Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	12,628	13,693
Interest Rate Contract | Cash Flow Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount		750
Not Designated as Hedging Instrument | Foreign currency contracts
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	8,620	6,989
Not Designated as Hedging Instrument | Commodity contracts
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	$ 328	$ 325